UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2009

1.813061.104

HIM-QTLY-0309

Investments January 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.1%
	Principal Amount	Value
Alabama - 0.1%
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	$ 1,000,000	$ 967,050
Alaska - 0.2%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (MBIA Insured)	1,600,000	1,553,264
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,157,814
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,029,630
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Series A1, 5.875% 5/1/18 (e)	1,300,000	1,305,889
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2005, 4.375%, tender 12/1/10 (d)(e)	1,000,000	970,390
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,055,644
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,537,290
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	949,100
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (e)	2,000,000	2,058,840
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,159,952
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	2,000,000	1,997,360
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (f)	3,750,000	3,255,938
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	730,820
5.25% 12/1/22	1,500,000	1,185,600
		19,394,267
California - 10.8%
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,762
5% 11/1/24	2,400,000	2,343,600
5% 6/1/27 (AMBAC Insured)	600,000	565,842
5% 9/1/27	1,410,000	1,329,306
5% 3/1/31	1,800,000	1,643,904
5% 9/1/31	1,500,000	1,368,840
5% 12/1/31 (MBIA Insured)	845,000	772,761
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 9/1/32	$ 1,600,000	$ 1,451,552
5% 8/1/33	1,300,000	1,172,665
5% 9/1/33	1,800,000	1,623,420
5% 8/1/35	2,400,000	2,142,744
5% 9/1/35	2,600,000	2,320,916
5.125% 11/1/24	600,000	601,326
5.25% 2/1/16	1,000,000	1,070,860
5.25% 2/1/24	1,000,000	1,005,150
5.25% 2/1/27 (MBIA Insured)	500,000	495,405
5.25% 2/1/28	1,200,000	1,177,380
5.25% 2/1/33	2,000,000	1,913,300
5.25% 12/1/33	20,000	19,117
5.25% 3/1/38	3,700,000	3,459,759
5.5% 8/1/27	2,100,000	2,130,996
5.5% 8/1/29	2,800,000	2,818,508
5.5% 8/1/30	2,000,000	2,008,800
5.5% 11/1/33	5,400,000	5,306,364
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,000,000	950,630
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,446,466
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(e)	1,000,000	917,270
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,779,440
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,614,544
5% 11/1/21	1,760,000	1,701,427
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	948,620
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,380,888
Series 2005 H, 5% 6/1/18	1,425,000	1,462,178
Series 2005 K, 5% 11/1/17	2,300,000	2,374,175
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	495,670
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 1,000,000	$ 933,830
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (MBIA Insured)	1,300,000	1,153,724
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (MBIA Insured)	700,000	461,167
Series 1999:
5% 1/15/16 (MBIA Insured)	400,000	382,044
5.75% 1/15/40	600,000	439,236
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,650,000	4,205,013
5% 6/1/45	1,000,000	756,270
Series 2007 A1, 5% 6/1/33	400,000	245,724
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	3,814,680
5.125% 7/1/41 (MBIA Insured)	1,300,000	1,239,771
Monterey County Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,071,400
Northern California Power Agency Rev. (Hydroelectric Number One Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,000,000	1,128,410
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	918,510
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	231,840
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,571,720
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,207,264
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	600,150
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	675,312
5.5% 5/15/20 (AMBAC Insured)	740,000	747,230
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2007 K, 5% 5/15/18 (MBIA Insured)	$ 2,470,000	$ 2,736,809
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,027,183
		85,391,872
Colorado - 1.6%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	1,810,000	1,913,912
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	804,177
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	1,524,760
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	160,629
Series A, 5% 7/1/14	570,000	461,934
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (MBIA Insured)	4,600,000	3,803,004
Dawson Ridge Metropolitan District #1 Series 1992 A, 0% 10/1/17 (Escrowed to Maturity) (f)	1,200,000	920,184
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (e)	1,000,000	1,030,340
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,293,490
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (MBIA Insured)	1,500,000	666,510
		12,578,940
Connecticut - 0.6%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,229,680
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (e)	3,350,000	2,664,523
		4,894,203
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,200,000	1,099,428
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (MBIA Insured)	$ 1,490,000	$ 1,521,037
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,685,088
(Nat'l. Academy of Sciences Proj.) Series A, 5% 1/1/19 (AMBAC Insured)	2,500,000	2,564,325
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,155,776
		13,025,654
Florida - 3.2%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	966,590
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,060,510
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	590,016
Florida Board of Ed. Series B, 5.5% 6/1/16 (FGIC Insured)	1,000,000	1,101,280
Florida Correctional Privatization Communications Ctfs. of Prtn. Series A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,108,040
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,000,000	644,290
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	889,870
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,100,000	2,025,891
Series 2006 G:
5% 11/15/16	95,000	95,418
5% 11/15/16 (Escrowed to Maturity) (f)	5,000	5,894
5.125% 11/15/18	965,000	956,508
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (f)	35,000	41,567
Series B:
5% 11/15/14	875,000	894,311
5% 11/15/14 (Escrowed to Maturity) (f)	125,000	145,075
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 B:
5% 11/15/30	505,000	435,148
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (f)	70,000	82,089
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	$ 1,335,000	$ 1,296,138
5% 7/1/19	2,230,000	1,986,729
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,003,090
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	941,770
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series 2004 B, 5% 10/1/37	1,000,000	824,880
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,012,000
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,278,040
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	1,200,000	1,000,716
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (MBIA Insured)	500,000	532,655
		24,918,515
Georgia - 3.2%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (MBIA Insured) (d)	2,000,000	2,052,280
Atlanta Arpt. Rev. Series F, 5.25% 1/1/13 (FSA Insured) (e)	1,000,000	1,037,080
Atlanta Wtr. & Wastewtr. Rev. Series 2004:
5% 11/1/37	2,400,000	2,220,000
5% 11/1/43	9,070,000	8,321,453
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,205,170
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	1,100,000	658,592
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	2,500,000	2,052,125
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,257,942
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,215,000	727,445
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	$ 2,500,000	$ 1,496,800
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	2,310,000	1,383,043
		25,411,930
Hawaii - 0.3%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (FGIC Insured) (e)	1,300,000	1,418,196
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (MBIA Insured) (e)	1,250,000	1,252,975
		2,671,171
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,213,260
Illinois - 9.7%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (FGIC Insured)	1,300,000	961,649
0% 12/1/18	1,000,000	650,190
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/16 (FGIC Insured)	6,125,000	4,852,409
0% 1/1/24 (FGIC Insured)	6,110,000	2,740,946
Series 2001 A, 5.25% 1/1/33 (MBIA Insured)	310,000	299,345
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,536,943
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	32,400
5.5% 1/1/38 (MBIA Insured)	255,000	253,524
Series C, 5.5% 1/1/40	525,000	525,908
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2006 B, 5% 1/1/26 (MBIA Insured) (e)	1,405,000	1,117,158
Series A, 5.5% 1/1/16 (AMBAC Insured) (e)	900,000	905,499
Chicago Park District Series A, 5.5% 1/1/19 (FGIC Insured)	155,000	160,727
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	1,400,000	1,434,510
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,033,430
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,112,749
Series 2004 B, 5.25% 11/15/26 (MBIA Insured)	300,000	307,179
Series 2006 B, 5% 11/15/18 (MBIA Insured)	1,000,000	1,128,630
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	$ 3,190,000	$ 3,513,434
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	306,872
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,212,319
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,347,056
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,018,760
(Alexian Brothers Health Sys. Proj.) Series 2008, 5.5% 2/15/38	1,000,000	764,270
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,800,000	1,572,174
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,000,000	752,940
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,067,243
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,678,840
(Rush Univ. Med. Ctr. Proj.) Series B, 5.25% 11/1/35 (MBIA Insured)	2,000,000	1,472,000
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (MBIA Insured)	1,000,000	1,050,620
Series 2000:
5.5% 4/1/17	1,000,000	1,032,490
5.6% 4/1/21	1,000,000	1,021,180
Series 2006, 5.5% 1/1/31	1,000,000	1,077,190
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (f)	3,000,000	3,230,130
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	1,926,309
(Delnor Hosp. Proj.) Series D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,797,520
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	883,500
(Riverside Health Sys. Proj.) 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (f)	1,500,000	1,664,460
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	1,000,000	886,740
Illinois Sales Tax Rev. First Series, 6% 6/15/20	600,000	620,100
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Joliet School District #86 Gen. Oblig. Cap. Appreciation Series 2002, 0% 11/1/19 (FSA Insured)	$ 2,000,000	$ 1,318,040
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	700,170
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,312,080
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2002, 0% 12/1/16 (FGIC Insured)	1,000,000	768,710
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/20 (FGIC Insured)	1,805,000	1,026,540
Lake County Forest Preservation District Series 2007 A, 1.687% 12/15/13 (d)	935,000	854,207
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,897,423
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	3,300,000	3,308,547
Series A:
0% 6/15/16 (FGIC Insured)	2,375,000	1,850,173
0% 6/15/19 (MBIA Insured)	3,710,000	2,431,200
0% 6/15/22 (MBIA Insured)	1,140,000	591,535
0% 12/15/24 (MBIA Insured)	3,090,000	1,337,228
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (MBIA Insured)	60,000	65,915
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	940,320
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38	2,000,000	1,879,120
Univ. of Illinois Univ. Revs. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (MBIA Insured)	3,700,000	3,017,239
Series 1999 A, 0% 4/1/20 (MBIA Insured)	1,600,000	998,560
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	1,000,000	429,250
Will County Cmnty. Unit School District #365-U, Valley View Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	845,710
0% 11/1/16 (FSA Insured)	1,000,000	763,860
Will County Forest Preservation District Series B, 0% 12/1/14 (FGIC Insured)	1,000,000	835,470
		76,120,640
Municipal Bonds - continued
	Principal Amount	Value
Indiana - 2.2%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (MBIA Insured)	$ 1,790,000	$ 2,011,083
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,078,029
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,514,670
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	746,670
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (e)	1,000,000	1,016,300
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (MBIA Insured)	1,000,000	1,054,450
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	944,579
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (e)	2,000,000	1,487,080
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,004,600
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured) (c)	2,695,000	2,682,199
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (MBIA Insured)	700,000	723,625
		17,263,285
Iowa - 0.7%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	730,000	769,362
5.125% 6/1/39	435,000	328,730
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	4,000,000	4,322,680
		5,420,772
Kansas - 1.4%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	340,316
5.25% 11/15/16	955,000	964,684
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,538,445
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998 C, 5.25% 12/1/09 (MBIA Insured)	$ 1,420,000	$ 1,428,548
5% 12/1/13 (MBIA Insured)	2,390,000	2,403,288
5% 12/1/14 (MBIA Insured)	500,000	502,735
5.25% 12/1/11 (MBIA Insured)	1,750,000	1,760,273
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	981,060
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	994,970
		10,914,319
Kentucky - 0.7%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,300,000
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	1,000,000	967,690
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37	2,170,000	2,089,428
		5,357,118
Louisiana - 1.0%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,864,905
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,488,032
5.5% 6/1/41 (FGIC Insured)	1,000,000	930,240
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (e)	1,570,000	1,464,826
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (MBIA Insured)	1,000,000	887,330
0% 9/1/15 (AMBAC Insured)	700,000	540,911
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	320,578
		7,496,822
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,108,679
Municipal Bonds - continued
	Principal Amount	Value
Maine - continued
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	$ 1,000,000	$ 992,330
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,200,000	1,173,936
		3,274,945
Maryland - 1.0%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.):
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,665,000	1,842,572
5.75% 7/1/13 (Escrowed to Maturity) (f)	1,015,000	1,123,250
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5.25% 7/1/21	1,000,000	952,100
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	970,000	829,680
6% 1/1/38	2,800,000	2,083,368
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	751,890
		7,582,860
Massachusetts - 3.4%
Massachusetts Gen. Oblig.:
Series 2007 A, 2.709% 5/1/37 (d)	1,000,000	585,200
Series 2007 C:
5% 8/1/37	4,800,000	4,707,072
5.25% 8/1/24	2,200,000	2,342,538
Massachusetts Health & Edl. Facilities Auth. Rev.:
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	1,000,000	752,130
5.125% 7/1/38	1,000,000	729,290
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (MBIA Insured)	245,000	231,848
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,360,635
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,214,700
5% 8/15/30	4,500,000	4,494,015
Series 2007 A, 5% 8/15/37	2,200,000	2,128,544
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (MBIA Insured)	$ 2,000,000	$ 1,431,160
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,059
		26,987,191
Michigan - 2.5%
Allegan Pub. School District 5% 5/1/18 (MBIA Insured)	1,515,000	1,751,295
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	1,100,000	1,123,166
Series B, 5% 7/1/36	2,800,000	2,232,580
Detroit Wtr. Supply Sys. Rev.:
Series A, 5% 7/1/34 (MBIA Insured)	1,700,000	1,436,789
Series B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,787,508
Ferris State Univ. Rev. 5% 10/1/19 (MBIA Insured)	1,440,000	1,524,902
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,034,250
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,139,006
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	1,000,000	806,460
Series A, 5% 6/1/19	2,000,000	1,775,540
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,539,600
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A, 6% 6/1/34	1,000,000	640,940
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	608,550
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,062,070
		19,462,656
Minnesota - 1.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,024,230
Series 2008 A:
5% 1/1/14 (e)	1,000,000	1,037,810
5% 1/1/11 (e)	1,500,000	1,538,070
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,058,470
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	753,115
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	1,974,720
Saint Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2008 C, 5.5% 7/1/17	1,000,000	1,000,610
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	757,850
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	973,588
Series 2003 11, 5.25% 12/1/18	1,000,000	1,101,750
		11,220,213
Missouri - 0.1%
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	767,584
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5.2%, tender 5/1/09 (d)	1,500,000	1,494,255
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 1.9757% 12/1/17 (d)	1,100,000	690,118
Douglas County Hosp. Auth. #2 Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,304,264
Douglas County Hosp. Auth. #3 Health Facilities Rev. (Nebraska Methodist Health Sys. Proj.) Series 2008, 5.75% 11/1/48	2,000,000	1,616,920
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	1,100,000	1,069,420
5% 2/1/46	2,000,000	1,872,480
		6,553,202
Nevada - 0.8%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (e)	1,000,000	896,420
Clark County Wtr. Reclamation District 5.625% 7/1/32	3,000,000	3,051,330
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (MBIA Insured)	$ 1,000,000	$ 1,089,760
5.25% 6/1/17 (MBIA Insured)	1,000,000	1,079,940
		6,117,450
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. (United Illumination Co.) Series A, 3.65%, tender 2/1/10 (AMBAC Insured) (d)(e)	1,000,000	1,016,420
New Jersey - 1.2%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	815,080
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,067,910
5.25% 3/1/23	2,000,000	2,042,640
5.25% 3/1/25	1,500,000	1,506,120
5.25% 3/1/26	915,000	910,883
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,663,856
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	426,412
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/28 (FGIC Insured)	1,000,000	969,900
		9,402,801
New Mexico - 0.3%
Albuquerque Arpt. Rev.:
Series 1997, 6.75% 7/1/09 (AMBAC Insured) (e)	450,000	457,295
6.75% 7/1/11 (AMBAC Insured) (e)	1,805,000	1,908,878
		2,366,173
New York - 11.1%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,677,660
5.75% 5/1/21	1,200,000	1,266,912
Series 2004:
5.75% 5/1/17	1,600,000	1,815,184
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.): - continued
Series 2004:
5.75% 5/1/25 (FSA Insured)	$ 600,000	$ 628,350
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,616,000
5% 2/15/47	1,200,000	969,600
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,316,042
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (f)	1,000,000	1,111,820
New York City Gen. Oblig.:
Series 2003 J, 5.5% 6/1/19	880,000	943,087
Series 2005 G, 5% 8/1/15	1,000,000	1,115,930
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,482,480
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,060,700
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (e)	540,000	540,135
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	496,810
Series 2003 E, 5% 6/15/34	1,600,000	1,537,680
Series 2005 D:
5% 6/15/37	400,000	380,780
5% 6/15/38	1,300,000	1,234,753
5% 6/15/39	500,000	473,840
Series A:
5.125% 6/15/34	2,000,000	1,987,240
5.75% 6/15/40	2,300,000	2,425,810
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,005,820
Series 2009 S3, 5.25% 1/15/34	4,000,000	3,849,280
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,058,780
6% 11/1/28 (b)	2,000,000	2,149,020
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,084,780
Series 2004 B, 5% 8/1/32	1,300,000	1,254,708
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	959,530
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	999,290
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Personal Income Tax Rev. (Ed. Proj.) Series 2008 B, 5.75% 3/15/36	$ 2,700,000	$ 2,811,159
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,625,505
Series C, 7.5% 7/1/10	190,000	198,843
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	857,270
Series 2007 B, 5.25% 7/1/24	300,000	204,321
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	1,000,000	1,106,260
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,152,151
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	3,700,000	3,378,988
Series 2008 C, 6.5% 11/15/28	1,000,000	1,077,110
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,550,550
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,611,168
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,562,130
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (e)	2,700,000	1,908,981
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	1,075,000	1,186,510
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,017,710
5.25% 6/1/22 (AMBAC Insured)	950,000	961,277
5.5% 6/1/14	1,720,000	1,730,475
5.5% 6/1/16	4,700,000	4,789,817
5.5% 6/1/17	4,000,000	4,102,200
Series 2003B 1C:
5.5% 6/1/14	400,000	402,436
5.5% 6/1/15	1,700,000	1,737,791
5.5% 6/1/17	1,600,000	1,640,880
5.5% 6/1/18	2,800,000	2,880,164
5.5% 6/1/19	1,600,000	1,641,904
5.5% 6/1/21	5,000,000	5,047,400
5.5% 6/1/22	1,500,000	1,505,025
Series C1, 5.5% 6/1/16	1,000,000	1,032,930
		87,162,976
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (e)	$ 500,000	$ 502,790
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (MBIA Insured) (e)	1,400,000	1,451,030
		1,953,820
North Carolina - 1.4%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	971,160
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,338,854
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,119,168
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	355,280
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	1,620,000	1,673,492
Series D, 6.7% 1/1/19	1,115,000	1,137,735
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,076,690
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,000,630
North Carolina Med. Care Commission Retirement Facilities Rev. (Southminster Proj.) Series 2007 A, 5.75% 10/1/37	1,000,000	662,630
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,452,739
		10,788,378
North Dakota - 0.1%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,014,331
Ohio - 0.8%
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	2,000,000	1,203,220
5.875% 6/1/47	1,300,000	744,055
6.5% 6/1/47	2,200,000	1,382,920
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	818,680
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Plain Local School District 6% 12/1/25 (FGIC Insured)	$ 410,000	$ 424,871
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,600,000	1,412,288
		5,986,034
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
Series 2005, 5.5% 10/1/21 (FGIC Insured)	1,695,000	1,808,548
5.25% 10/1/29 (FGIC Insured)	1,000,000	972,890
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,440,944
5.5% 8/15/22	2,865,000	2,873,366
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,503,780
		8,599,528
Oregon - 0.4%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,852,097
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,198,540
		3,050,637
Pennsylvania - 2.7%
Allegheny County Hosp. Dev. Auth. Rev. (Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	899,819
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,352,300
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,001,450
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,617,218
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,597,650
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	822,864
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	466,508
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,016,631
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (e)	2,000,000	1,463,540
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(e)	$ 500,000	$ 502,470
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,607,656
Pennsylvania Tpk. Commission Tpk. Rev. Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,475,850
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	522,580
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	523,302
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	201,432
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (FGIC Insured)	5,000,000	2,533,400
		21,604,670
Puerto Rico - 0.9%
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	2,500,000	2,460,525
Series B, 5% 12/1/10	1,000,000	972,610
Series C, 5.25% 1/1/15 (e)	1,000,000	947,400
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	534,066
5.75%, tender 7/1/17 (d)	1,100,000	1,006,445
Series N, 5.5% 7/1/22	1,100,000	1,020,206
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41	2,400,000	236,160
		7,177,412
Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,107,790
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (e)	4,000,000	4,224,840
		5,332,630
South Carolina - 1.2%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,131,600
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,072,150
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,114,734
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375%12/15/21 (Pre-Refunded to 12/15/10 @ 102) (f)	1,000,000	1,131,610
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	875,450
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,015,110
		9,340,654
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	910,350
5% 12/15/15	1,500,000	1,294,635
5% 12/15/16	1,500,000	1,277,145
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	923,190
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	1,400,000	1,382,038
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,618,363
		7,405,721
Texas - 11.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,125,910
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	558,370
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,192,776
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,039,000
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	907,398
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,126,220
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,031,545
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,136,338
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	$ 2,000,000	$ 1,990,880
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (e)	2,500,000	2,323,425
Series A:
5% 11/1/15 (XL Cap. Assurance, Inc. Insured) (e)	1,400,000	1,402,212
5.25% 11/1/12 (e)	1,000,000	1,027,220
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,280,000	1,347,648
Garland Independent School District Series 2001, 5.5% 2/15/19	2,500,000	2,565,750
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (MBIA Insured)	1,000,000	1,075,800
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (MBIA Insured)	2,500,000	1,844,975
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	6,294,828
Series 2002, 0% 8/15/24 (MBIA Insured)	1,000,000	446,480
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,281,396
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,009,650
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (e)	1,000,000	995,660
Houston Independent School District 0% 8/15/13	1,300,000	1,174,680
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,223,270
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	774,960
Series 2005 B, 5.25% 2/15/20 (FGIC Insured)	1,800,000	1,946,520
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	714,231
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,015,240
Lewisville Independent School District 0% 8/15/19	2,340,000	1,577,441
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,110,879
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,000,000	983,440
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5% 5/15/33	$ 700,000	$ 670,523
5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,088,870
Mansfield Independent School District:
5.375% 2/15/26	145,000	148,110
5.5% 2/15/17	25,000	27,237
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,062,974
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,294,637
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28	1,000,000	967,880
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,089,620
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,025,110
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	660,715
Northside Independent School District 5.5% 2/15/15	940,000	1,006,693
Northwest Texas Independent School District 5.5% 8/15/21	170,000	182,808
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	403,860
5.375% 8/15/37	2,000,000	2,039,000
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series B, 5.75%, tender 11/1/11 (d)(e)	4,645,000	3,098,865
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (e)	1,635,000	1,658,168
5.25% 7/1/18 (FSA Insured) (e)	2,505,000	2,484,710
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,643,920
Spring Branch Independent School District 5.375% 2/1/18	345,000	364,637
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24 (c)	1,100,000	1,104,246
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,453,861
0% 9/1/11 (Escrowed to Maturity) (f)	50,000	47,892
0% 9/1/15 (MBIA Insured)	1,100,000	898,568
0% 9/1/16 (MBIA Insured)	1,800,000	1,399,518
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Pub. Fin. Auth. Bldg. Rev. (Texas Technical College Proj.) 6.25% 8/1/09 (MBIA Insured)	$ 225,000	$ 225,056
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	3,394,882
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,256,277
Texas Wtr. Dev. Board Rev. Series A, 5.5% 7/15/21	1,000,000	1,007,920
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (f)	1,000,000	1,131,140
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,778,750
5.5% 2/15/37	2,100,000	2,177,070
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,482,509
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	36,753
		91,556,921
Utah - 0.2%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6.5% 7/1/09 (AMBAC Insured)	365,000	373,413
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,100,000	1,103,157
		1,476,570
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	402,756
6.125% 12/1/27 (AMBAC Insured)	1,000,000	888,620
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,407,080
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	910,450
		4,608,906
Virginia - 0.5%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,087,400
Municipal Bonds - continued
	Principal Amount	Value
Washington - 7.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/17 (MBIA Insured)	$ 1,000,000	$ 723,840
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (MBIA Insured) (e)	1,715,000	1,751,530
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (FGIC Insured) (e)	1,950,000	1,919,405
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	1,941,640
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (MBIA Insured)	1,000,000	993,610
(Swr. Proj.) Series 2005, 5% 1/1/26	1,000,000	1,011,680
5% 1/1/35	2,000,000	1,918,600
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,782,696
Series 2008, 5.75% 1/1/43	3,600,000	3,690,540
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (e)	3,000,000	3,015,810
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,085,930
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,023,580
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (MBIA Insured)	1,000,000	1,065,650
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,057,640
5.25% 1/1/26 (FSA Insured)	1,000,000	1,009,340
Series R 97A, 0% 7/1/19 (MBIA Insured)	1,200,000	791,376
Series S5, 0% 1/1/18	2,230,000	1,622,793
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,107,790
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	1,825,760
(MultiCare Health Sys. Proj.) Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	2,707,800
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	3,000,000	3,146,220
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	$ 1,000,000	$ 966,400
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,878,713
		57,038,343
West Virginia - 0.5%
West Virginia Econ. Developement Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (d)(e)	3,000,000	3,007,050
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	827,780
		3,834,830
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27	730,000	673,958
6.375% 6/1/32	400,000	321,132
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	335,000	360,483
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	70,816
5.5% 3/1/17 (Pre-Refunded to 3/1/12 @ 100) (f)	1,095,000	1,207,347
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	649,400
Series B, 6% 2/15/25	1,500,000	1,153,290
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	828,270
		5,264,696
TOTAL MUNICIPAL BONDS (Cost $782,547,463)		748,123,289
Municipal Notes - 0.2%
	Principal Amount	Value
California - 0.2%
California Gen. Oblig. 9.5% 2/6/09 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP (Cost $1,800,000)	$ 1,800,000	$ 1,800,000
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $784,347,463)		749,923,289
NET OTHER ASSETS - 4.7%		37,298,929
NET ASSETS - 100%		$ 787,222,218
Security Type Abbreviation
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of January 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 749,923,289	$ -	$ 749,923,289	$ -
Income Tax Information

At January 31, 2009, the aggregate cost of investment securities for income tax purposes was $784,045,440. Net unrealized depreciation aggregated $34,122,151, of which $13,742,445 related to appreciated investment securities and $47,864,596 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	April 1, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2009